Steven I. Koszalka Secretary The Tax-Exempt Bond Fund of America 333 South Hope Street Los Angeles, California 90071-1406 (213) 486-9447 Tel siik@capgroup.com

October 5, 2015

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: The Tax-Exempt Bond Fund of America

File Nos. 002- 49291 and 811- 02421

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectus and Statement of Additional Information since the electronic filing on September 30, 2015 of Registrant’s Post-Effective Amendment No. 54 under the Securities Act of 1933 and Amendment No. 54 under the Investment Company Act of 1940.

Sincerely,

/s/ Steven I. Koszalka

Steven I. Koszalka